SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                  _________

                                  FORM 10-D

  Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d)
                                   of the
                         Securities Exchange Act of 1934

                           ________________________

For the distribution period from February 2, 2006 to March 1, 2006

Commission File Number of issuing entity: N/A


                    Harbor View mortgage Loan Trust 2006-CB1

                    ________________________________________

           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127352-26


                       Greenwich Capital Acceptance, Inc.

                    ________________________________________

             (Exact name of depositor as specified in its charter)


                   GREENWICH CAPITAL FINANCIAL PRODUCTS, INC.

                    ________________________________________

              (Exact name of sponsor as specified in its charter)


                  New York                                       13-3172275
_____________________________________________               ____________________
(State or other jurisdiction of incorporation               (I.R.S. Employer
   or organization of the issuing entity)                     Identification
                                                                  No.)
101 Barclay Street, 8W, NY                                          10286
_____________________________________________               ____________________
(Address of principal executive offices of                        (Zip Code)
           the issuing entity)


                                 (818)-304-4428

________________________________________________________________________________
                    (Telephone number, including area code)







Title of Class  Registered/reporting pursuant to (check one)  Name of exchange

    	 Section 12(b)   Section 12(g)   Section 15(d)       (If Section 12(b))

1A1A	[            ]	[            ]	[      X      ]
1A1B	[            ]	[            ]	[      X      ]
1A1C	[            ]	[            ]	[      X      ]
2A1A	[            ]	[            ]	[      X      ]
2A1B	[            ]	[            ]	[      X      ]
2A1C	[            ]	[            ]	[      X      ]
2A2	[            ]	[            ]	[      X      ]
2X 	[            ]	[            ]	[      X      ]
2PO	[            ]	[            ]	[      X      ]
2PO	[            ]	[            ]	[      X      ]
2PO	[            ]	[            ]	[      X      ]
2B1	[            ]	[            ]	[      X      ]
2B2	[            ]	[            ]	[      X      ]
2B3	[            ]	[            ]	[      X      ]
2B4	[            ]	[            ]	[      X      ]
2B5	[            ]	[            ]	[      X      ]
2B6	[            ]	[            ]	[      X      ]
2AR	[            ]	[            ]	[      X      ]


Indicate by check mark if the registrant has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days

Yes   x		No
    ______       ______


Part I - Distribution Information

Item	1. Distribution and Pool Performance Information.

The description of the distribution and pool performance for the distribution period from February 2, 2006 to March 1, 2006 is provided below and in monthly statement attached as Exhibit 99.1 to this Form 10-D.



Distributions were made by the Trustee (on behalf of the issuing entity) to

Certificateholders pursuant to the Pooling and Servicing Agreement dated

February 1, 2006, filed with the Commission. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to

Certificateholders attached here to as Exhibit 99.1) are used as defined in the

Pooling and Servicing Agreement.



See the Pooling and Servicing Agreement, and the Prospectus Supplement dated

February 27, 2006, filed with the Commission on February 28, 2006, pursuant to

Rule 424(b)(5) of the Securities Act for a description of transaction parties,

calculation formulas, allocations and purposes of the distribution and pool performance information in the Monthly Statement.



Part II - Other Information

Item 2. Legal Proceeding.
None.

Item 3. Sales of Securities and Use of Proceeds.
On 2/28/06, the following classes of certificates in the following amounts were sold by the registrant to affiliates of the registrant in private placements in reliance on Section 4(2) of the Securities Act of 1933:

Class			Initial Principal Balance
2-A2	 		65,551,000.00
2-X 	 		35,408,566.00
2-PO	 		120.00
2-B1	 		14,527,000.00
2-B2	 		6,719,000.00
2-B3	 		5,084,000.00
2-B4	 		2,905,000.00
2-B5	 		4,176,000.00
2-B6	 		1,997,447.73
2-AR	 		100.00




	The net proceeds from the sale of these certificates were applied by the registrant toward the purchase of the mortgage loans constituting the pool assets.


Item 4. Default Upon Senior Securities.
None.

Item 5. Submission of Matters to a Vote of Securityholders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.
None.



Item 9. Exhibits.


Exhibit No.  Description
__________   ___________

99.1    Monthly Statement furnished to Certificateholders















                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Master Servicer has duly caused this report to be signed on behalf of the Issuing Entity by the undersigned thereunto duly authorized.

                                Thomas J. Conway



                          By:


                          By:
                                ______________________
                          Name:
                          Title:  Senior Vice President



Dated: March 25, 2006













                                 EXHIBIT INDEX



Exhibit

99.1 Monthly Statement to Certificateholders